Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Applicable statutory tax rate	26.80%	26.90%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (4,574)	$ (3,704)	$ (3,463)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	266	357
Deferred tax asset	63	69	$ 31
Unused tax losses for which no deferred tax asset recognised	17	94
Non-capital Loss Carryforwards With Deferred Tax Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	249	263
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 69	$ 64